TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
TRADE RECEIVABLES

20.	TRADE RECEIVABLES

	Note	2025	2024

Trade receivables		6,960.4	6,871.9
Bad debt provision		(837.0)	(839.9)
Trade receivables, net		6,123.4	6,032.0
Related parties	30	228.2	237.9
Total current trade receivables		6,351.6	6,269.9

The current trade receivables aging details are as follows:

	2025			2024
	Trade receivables	Bad debt provision	Trade receivables, net	Trade receivables	Bad debt provision	Trade receivables, net
No past due	5,242.4	-	5,242.4	5,388.1	-	5,388.1
Past due – within 30 days	750.8	-	750.8	397.2	-	397.2
Past due – between 31 - 60 days	107.8	-	107.8	189.9	-	189.9
Past due – between 61 - 90 days	22.4	-	22.4	58.8	(2.0)	56.8
Past due – between 91 - 180 days	32.2	(32.2)	-	70.2	(70.2)	-
Past due – between 181 - 360 days	24.9	(24.9)	-	77.1	(77.1)	-
Past due over 360 days	779.9	(779.9)	-	690.6	(690.6)	-
Net carrying amount as at December 31	6,960.4	(837.0)	6,123.4	6,871.9	(839.9)	6,032.0

The changes on the estimated loss for doubtful debts, are as follows:

	2025	2024
Beginning balance	(839.9)	(721.0)
Effects of movements in foreign exchange in the balance sheet	34.4	(16.4)
Additions	(68.6)	(140.0)
Reversals	5.8	7.3
Write-offs	31.3	30.2
Final balance	(837.0)	(839.9)

The Company’s exposure to credit risks, currency and interest rate risks is disclosed in note 28 - Financial instruments and risks.

Accounting policies

Trade receivables are amounts due from customers for goods sold or services performed in the ordinary course of business. Trade receivables are recognized initially at the amount of the unconditional consideration, unless they contain significant financing components, in which case they are recognized at fair value.

The Company applies the IFRS 9 - Financial Instruments simplified approach to measuring expected credit losses whereby impairment allowances for trade receivables are measured upon initial recognition on the basis of the expected 12-month credit losses. This is primarily based on past experience of credit losses, current data on overdue receivables and credit score information. Prospective information (such as forecast economic performance indicators) is also taken into consideration if, based on past experience, such indicators show a strong correlation with actual credit losses. Typically trade receivables which are outstanding for more than 90 days are fully provisioned.

The Company may write off accounts trade receivables when all reasonable recovery efforts been exhausted, taking into account the passage of time, historical default experience and a case-by-case assessment carried out in accordance with the applicable internal governance policies.

If security receiving deadline is equal or less than a year, trade receivables are categorized in current assets. Otherwise, its disclosed in non-current assets.